Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS THIRD CENTURY FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000030167
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCAX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCBX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCCX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTCX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTHX